Organization - Summary of Significant Subsidiaries of Company and its Consolidated Variable Interest Entities (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Subsidiaries of Company and its Consolidated VIE's [Abstract]
Place of incorporation	E9
Garena Online Private Limited ("Garena Online")
Significant Subsidiaries of Company and its Consolidated VIE's [Abstract]
Date of incorporation/acquisition	May 08, 2009
Place of incorporation	U0
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Game operations and software development
Shopee Limited
Significant Subsidiaries of Company and its Consolidated VIE's [Abstract]
Date of incorporation/acquisition	Jan. 16, 2015
Place of incorporation	E9
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Investment holding company
Shopee Singapore Private Limited
Significant Subsidiaries of Company and its Consolidated VIE's [Abstract]
Date of incorporation/acquisition	Feb. 05, 2015
Place of incorporation	U0
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Online platform
PT Shopee International Indonesia
Significant Subsidiaries of Company and its Consolidated VIE's [Abstract]
Date of incorporation/acquisition	Aug. 05, 2015
Place of incorporation	K8
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Online platform
Sea Services Limited (formerly known as Sea Capital Limited)
Significant Subsidiaries of Company and its Consolidated VIE's [Abstract]
Date of incorporation/acquisition	Jan. 30, 2020
Place of incorporation	E9
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Investment holding company
Sea Services Holdings Limited (formerly known as SEA Capital C1 Holdings Limited)
Significant Subsidiaries of Company and its Consolidated VIE's [Abstract]
Date of incorporation/acquisition	Jun. 30, 2021
Place of incorporation	E9
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Investment holding company
Locust Walk A1 Holdings Limited
Significant Subsidiaries of Company and its Consolidated VIE's [Abstract]
Date of incorporation/acquisition	Jun. 30, 2021
Place of incorporation	E9
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Investment holding company
Shopee IP Singapore Private Limited
Significant Subsidiaries of Company and its Consolidated VIE's [Abstract]
Date of incorporation/acquisition	Sep. 02, 2021
Place of incorporation	U0
Percentage of direct ownership by the company	100.00%	100.00%
Principal activities	Holding certain intellectual property